Taxation - Summary of taxation charge (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
– Current	$ 5,169	$ 4,436	$ 3,726
– Deferred	(178)	(289)	516
Total taxation charge	$ 4,991	$ 4,147	$ 4,242